Corporate Information - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($) Employees Country Brand	Jun. 30, 2023 USD ($)
Disclosure Of Corporate Information [line items]
Revenue	$ 29,880	$ 29,333
Anheuser-Busch InBev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	155,000
Number of countries where the entity operates | Country	50
Revenue	$ 59,400
Anheuser-Busch InBev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years